Lease - Summary of lease cost recognized in statements of comprehensive (loss)/income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of lease cost
Operating lease expense	¥ 43,469	¥ 11,432	¥ 42
Shortterm lease expense	1,611	3,663	1,200
Total lease cost	¥ 45,080	¥ 15,095	¥ 1,242